Loans payable - employees	12 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Loans payable - employees

Note 9 – Loans payable - employees

Na Wang and Wei Zhang, employees of the Company, have settled certain liabilities on behalf of the Company with its vendors and advanced funds to the Company for working capital purposes. The settlement amount and advances are non-interest bearing, unsecured, and are payable in cash on demand.

	June 30, 2019	June 30, 2018

Na Wang	$2,341,932	$-
Wei Zhang	2,251,942	-
	$4,593,874	$-